Segmented Information	6 Months Ended
Jun. 30, 2019
Disclosure of geographical areas [abstract]
Segmented information
12.	SEGMENTED INFORMATION

The Company operates in one reportable operating segment being that of the acquisition, exploration and development of mineral properties in three geographic segments being Canada, Greenland and United States (Note 6). The Company’s geographic segments are as follows:

	June 30, 2019	December 31, 2018
Equipment
Canada	8	11
Greenland	22	24
Total	30	35

	June 30, 2019	December 31, 2018
Exploration and evaluation assets
Canada	2,299	2,214
Greenland	62,614	62,257
United States	12	8
Total	64,925	64,479